OPERATING INCOME - Other operating income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING INCOME
Leases	$ 936,574	$ 711,575	$ 682,525
Net foreign exchange and Derivatives Foreign exchange contracts	296,534	599,396	219,835
Gains on sale of assets	227,445	65,932	93,548
Services	140,451	143,145	170,494
Investment property valuation	67,762	(3,501)	93,197
Other reversals	56,381	70,352	49,079
Insurance	54,833	59,514	60,452
Penalties for failure to contracts	15,680	8,207	28,554
Hedging	(6,133)	(3,746)	663
Others	232,614	193,698	136,900
Total Other operating income	2,022,141	1,844,572	1,535,247
Operating lease income	787,561	577,449
Operating leases
OPERATING INCOME
Leases	787,561	577,449	562,067
Property leases
OPERATING INCOME
Leases	139,021	125,494	85,507
Other assets leases
OPERATING INCOME
Leases	$ 9,992	$ 8,632	$ 34,951